Property and Equipment (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Less accumulated depreciation	$ (1,268,288)	$ (1,693,407)
Less building classified as available for sale	(4,005,516)	(4,611,248)
Property and equipment	2,356,556	2,831,375
Furniture and Fixtures [Member]
Property and equipment, gross	127,050	172,663
Computer equipment [Member]
Property and equipment, gross	112,397	156,283
Internal use software [Member]
Property and equipment, gross	570,645	608,949
Manufacturing equipment [Member]
Property and equipment, gross	1,927,974	3,325,525
Leasehold improvements [Member]
Property and equipment, gross	767,418	0
Building [Member]
Property and equipment, gross	4,005,516	4,611,248
Vehicles [Member]
Property and equipment, gross	$ 89,359	$ 261,362